Fair value measurements - Gain / (Loss) Recognized (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative
Loss/ (gain) on derivative instruments	$ (91)	$ (41)	$ 390
Freight Derivatives (gain)/loss
Derivative
Loss/ (gain) on derivative instruments	0	(41)	390
Interest rate swaps (gain)/loss
Derivative
Loss/ (gain) on derivative instruments	$ (91)	$ 0	$ 0